Cover	12 Months Ended
Jun. 30, 2020 shares
Document Information [Line Items]
Entity Registrant Name	Atlassian Corporation Plc
Entity Central Index Key	0001650372
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2020
Document Type	20-F
Document Fiscal Period Focus	FY
Document Period End Date	Jun. 30, 2020
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37651
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Exchange House
Entity Address, Address Line Two	Primrose Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2A 2EG
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	TEAM
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	128,201,296
Class B Ordinary Shares
Document Information [Line Items]
Security Reporting Obligation	15(d)
Entity Common Stock, Shares Outstanding	119,761,681
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Exchange House
Entity Address, Address Line Two	Primrose Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2A 2EG
Contact Personnel Name	Stuart Fagin
City Area Code	415
Local Phone Number	701.1110
Contact Personnel Email Address	IR@atlassian.com